united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number: 811-22904

North Square Evanston Multi-Alpha Fund
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(Address of principal executive offices)      (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

North Square Evanston Multi-Alpha Fund

Financial Statements

As of and for the six month period ended September 30, 2025 (Unaudited)

North Square Evanston Multi-Alpha Fund

Contents

Statement of Assets and Liabilities	1
Schedule of Investments	2
Statement of Operations	4
Statements of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	17

North Square Evanston Multi-Alpha Fund

Statement of Assets and Liabilities

As of September 30, 2025 (Unaudited)

Assets
Investments in Portfolio Funds and Money Market Funds, at fair value (cost $61,119,597)	$90,029,846
Cash	654,910
Receivable for investments in Portfolio Funds	2,774,155
Income Receivable	48,082
Prepaid expenses	101,613
Total assets	93,608,606

Liabilities
Subscriptions received in advance	450,000
Payable for fund shares redeemed	4,922,506
Payable to Adviser	159,090
Payable for audit and tax fees	21,920
Payable to Administrator	22,770
Other accrued expenses	55,103
Total liabilities	5,631,389

Net Assets	$87,977,217

Net Assets consist of:
Paid-in capital	89,646,842
Accumulated deficit	(1,669,625)
Net Assets	$87,977,217

Net Asset Value Per Share
Class I
Net assets applicable to shares outstanding	$85,334,119
Unlimited shares authorized issued and outstanding	8,861,013
Net asset value per share	$9.63
Class A(a)
Net assets applicable to shares outstanding	$2,643,098
Unlimited shares authorized issued and outstanding	302,683
Net asset value per share	$8.73

(a)	May be subject to a sales charge of up to 3.00%.

See accompanying notes which are an integral part of these financial statements.

North Square Evanston Multi-Alpha Fund

Schedule of Investments (Unaudited)

September 30, 2025

Investments in Portfolio Funds*	First Acquisition Date	Shares	Cost	Fair Value	Percentage of Net Assets	Liquidity(1)
Event Driven(a)
Hein Park Offshore Investors Ltd.	1/1/2022	3,188	$3,187,500	$3,154,278	3.59%	Quarterly(2)
Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	1,764	2,000,100	2,870,241	3.26%	Quarterly
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	327	4,663,074	7,568,122	8.60%	Annually(2)
Total Event Driven			9,850,674	13,592,641	15.45%
Global Asset Allocation(b)
Agave Global Macro Fund Ltd.	8/1/2025	2,000	2,000,000	2,012,174	2.29%	Quarterly(2)
Castle Hook Offshore Fund Ltd.	1/1/2017	1,021	1,507,676	4,784,593	5.44%	Quarterly(2)
Rokos Global Macro Fund Limited	11/1/2015	24,271	3,429,378	8,011,549	9.11%	Monthly(2)
TIG Zebedee Core Fund Limited	1/1/2024	29,556	4,397,860	5,392,272	6.12%	Monthly
Total Global Asset Allocation			11,334,914	20,200,588	22.96%
Long-Short(c)
59 North Offshore Partners, Ltd.	5/1/2024	2,016	3,000,000	3,294,424	3.74%	Quarterly(2)
Alamut Feeder Fund Ltd.	7/1/2025	25,000	2,500,000	2,403,141	2.73%	Quarterly(2)
Hill City Capital Offshore Fund Ltd.	7/1/2023	2,608	2,692,690	4,381,066	4.98%	Quarterly(2)
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	445	478,426	620,928	0.71%	Quarterly(3)
Oxbow Fund (Offshore) Limited	9/1/2015	1,513	2,515,346	5,203,348	5.92%	Quarterly(2)
Soroban Long Only Equity Cayman Fund Ltd	4/1/2024	2,433	2,433,120	3,477,635	3.95%	Quarterly(2)
Whale Rock Flagship Fund Ltd.	7/1/2014	25	129,875	212,771	0.24%	N/A****
XN Exponent Offshore Fund, LP	7/1/2024		3,000,000	3,532,620	4.02%	Quarterly(4)
Total Long-Short			16,749,457	23,125,933	26.29%
Relative Value(d)
Cassiopeia Fund Ltd.**	7/1/2014	8	8,478	10,195	0.01%	N/A****
Dark Forest Global Equity Offshore Fund Ltd	4/1/2021	3,072	3,069,242	3,454,013	3.93%	Quarterly
Foreword Capital Offshore Fund, LP	7/1/2024		2,031,504	2,291,004	2.60%	Quarterly(2)
Iguazu Investors (Cayman), SPC	7/1/2014	560	1,278,071	2,318,744	2.64%	Quarterly
Steelhead Pathfinder Fund Ltd.	1/1/2020	2,187	2,658,906	3,362,151	3.82%	Monthly
Tribune Investment Group Offshore Fund Ltd.	7/1/2024	2,261	2,261,380	2,322,465	2.64%	Quarterly
Total Relative Value			11,307,581	13,758,572	15.64%
Multi-Discipline(e)
140 Summer Partners Offshore Ltd.	2/1/2022	3,015	3,625,000	4,970,784	5.65%	Quarterly
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	104	100,057	151,587	0.17%	N/A****
Crake Global Feeder Fund ICAV***	10/1/2019	26,269	3,000,000	7,012,208	7.97%	Monthly
Sachem Head Offshore Ltd.	7/1/2014	788	2,026,349	4,091,968	4.65%	Quarterly(2)
Total Multi-Discipline			8,751,406	16,226,547	18.44%
Total Investments in Portfolio Funds			$57,994,032	$86,904,281	98.78%

See accompanying notes which are an integral part of these financial statements.

North Square Evanston Multi-Alpha Fund

Schedule of Investments (Unaudited) – Continued

September 30, 2025

Investments in Short-Term Investments	Shares	Cost	Fair Value	Percentage of Net Assets	Liquidity(1)
Short-Term Investments
Money Market Funds (f)
BlackRock Liquidity Fund, Treasury Trust Fund, Institutional Shares, 3.99%	20	$20	$20	0.00%
State Street Institutional Treasury Money Market Fund, Institutional Shares, 4.03%	3,125,545	3,125,545	3,125,545	3.55%
Total Short-Term Investments		3,125,565	3,125,565	3.55%
Total Investments in Portfolio Funds and Short-Term Investments		$61,119,597	$90,029,846	102.33%

Remaining assets less liabilities			(2,052,629)	(2.33%)
Net assets			$87,977,217	100.00%

Investments by Strategy (as a percentage of Net Assets)
Event Driven	15.45%
Global Asset Allocation	22.96%
Long-Short	26.29%
Relative Value	15.64%
Multi-Discipline	18.44%
Short-term investments	3.55%
Other Assets in excess of Liabilities	(2.33%)
Total	100.00%

*	Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

(1)

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 90 days. If applicable, the lock up period is 12-24 months.

(2)	Subject to 25% investor level quarterly gate.

(3)	Fund is liquidating and voluntary withdrawal and redemptions are suspended effective September 30, 2024.

(4)	Subject to 12.5% investor level quarterly gate.

**	This Portfolio Fund is domiciled in Bermuda.

***	This Portfolio Fund is domiciled in Ireland.

****	This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of this Portfolio Fund.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

North Square Evanston Multi-Alpha Fund

Statement of Operations

For the six month period ended September 30, 2025 (Unaudited)

Investment Income
Dividend income	$126,481

Expenses
Management Fees	435,980
Legal fees	77,751
Fund administration fees	47,801
Fund accounting fees	40,418
Transfer agent fees and expenses	41,157
Trustee fees	30,190
Audit and tax preparation fees	29,502
Chief compliance officer fees	26,463
Insurance	18,990
Registration	31,160
Printing fees	7,938
Line of credit	6,115
Custody fees	8,630
Distribution and service fee - Class A	9,580
Other expenses	2,617
Total expenses	814,292
Less: expense reimbursed by the Adviser (Note 6)	(144,690)
Net expenses	669,602
Net investment loss	(543,121)

Realized and Change in Unrealized Gain/(Loss) from Investments in Portfolio Funds
Net realized gain on investments in Portfolio Funds	703,473
Net change in unrealized appreciation/(depreciation) from investments in Portfolio Funds	8,998,577
Net realized and change in unrealized gain from investments in Portfolio Funds	9,702,050
Net increase in net assets resulting from operations	$9,158,929

See accompanying notes which are an integral part of these financial statements.

North Square Evanston Multi-Alpha Fund

Statements of Changes in Net Assets

	For the six month period ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025
Increase/(Decrease) In Net Assets Resulting From Operations
Net investment loss	$(543,121)	$(1,118,227)
Net realized gain in Portfolio Funds	703,473	3,196,760
Net change in unrealized appreciation/(depreciation) in Portfolio Funds	8,998,577	4,490,079
Net increase in net assets resulting from operations	9,158,929	6,568,612

Distributions To Shareholders from Earnings
Class I	—	(13,433,783)
Class A	—	(282,259)
Total distributions	—	(13,716,042)

Shareholders’ Transactions - Class I
Proceeds from shares sold	5,474,000	9,923,058
Reinvestment of distributions	—	13,039,841
Amount paid for shares redeemed	(5,189,136)	(18,578,220)
Total - Class I	284,864	4,384,679
Shareholders’ Transactions - Class A
Proceeds from shares sold	—	896,250
Reinvestment of distributions	—	282,259
Amount paid for shares redeemed	—	—
Total - Class A	—	1,178,509
Net increase in net assets resulting from capital share transactions	284,864	5,563,188
Total increase/(decrease) in net assets	9,443,793	(1,584,242)

Net Assets
Beginning of period	$78,533,424	$80,117,666
End of period	$87,977,217	$78,533,424

Share Transactions - Class I
Shares issued	597,220	1,033,401
Reinvestment of distributions	—	1,505,095
Shares redeemed	(539,799)	(1,886,905)
Total - Class I	57,421	651,591

Share Transactions - Class A
Shares issued	—	112,579
Reinvestment of distributions	—	35,729
Shares redeemed	—	—
Total - Class A	—	148,308

Net increase in share transactions	57,421	799,899

See accompanying notes which are an integral part of these financial statements.

North Square Evanston Multi-Alpha Fund

Statement of Cash Flows

For the six month period ended September 30, 2025 (Unaudited)

Operating activities
Net increase in net assets resulting from operations	$9,158,929
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investments in Portfolio Funds	(6,250,000)
Withdrawals from Portfolio Funds, net of receivables	2,858,545
Investments in short-term investments	(8,659,455)
Withdrawals from short-term investments	7,842,416
Net realized gain in Portfolio Funds	(703,473)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(8,998,577)
Increase in other assets	(35,893)
Increase in management fees payable	108,603
Decrease in accounts payable and accrued liabilities	(80,477)
Net cash used in operating activities	(4,759,382)

Financing activities
Proceeds from shares sold	5,474,000
Payment from redemption of shares	(1,870,552)
Increase in subscriptions received in advance	(899,000)
Cash distributions paid	393,942
Net cash provided by financing activities	3,098,390

Net change in cash	(1,660,992)
Cash, beginning of period	2,315,902
Cash, end of period	$654,910

Supplemental disclosure of cash flow information:
Non-cash distributions reinvested	$—

See accompanying notes which are an integral part of these financial statements.

North Square Evanston Multi-Alpha Fund

Financial Highlights

Class I

	For the Six Months Ended September 30, 2025		For the Year Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period/year	$8.65		$9.66	$8.68	$9.13	$10.13	$9.07
Net income (loss) from investment operations(a):
Net investment loss	(0.06)		(0.14)	(0.12)	(0.13)	(0.15)	(0.15)
Net realized and unrealized gains/(losses) on investments	1.04		1.03	1.29	(0.32)	(0.06)	2.91
Total from investment operations	0.98		0.89	1.17	(0.45)	(0.21)	2.76

Distributions paid from:
Net investment income	—		(1.90)	(0.19)	—	(0.79)	(1.70)

Net asset value, end of period/year	$9.63		$8.65	$9.66	$8.68	$9.13	$10.13

Total return	11.33	%(b)	9.17%	13.71%	(5.00%)	(2.31%)	30.86%

Net assets, end of period/year (in 000s)	$85,334		$76,150	$78,736	$108,574	$101,420	$55,100

Ratios To Average Net Assets
Ratio of expenses to average net assets before expense waiver and reimbursement(c)	1.85	%(d)	2.07%	1.70%	1.77%	1.83%	2.45%
Ratio of expenses to average net assets after expense waiver and reimbursement(c)	1.52	%(d)	1.54%	1.53%	1.51%	1.50%	1.53%
Ratio of net investment loss to average net assets(c)	(1.22	%)(d)	(1.44%)	(1.36%)	(1.48%)	(1.50%)	(1.53%)
Portfolio turnover rate	3.48	%(b)	24.17%	7.32%	6.60%	17.16%	33.12%

(a)	Per share data of net income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.

(b)	Not annualized.

(c)	The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

North Square Evanston Multi-Alpha Fund

Financial Highlights

Class A

	For the Six Months Ended September 30, 2025		For the Year Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period/year	$7.87		$8.95	$8.11	$8.60	$9.66	$8.77
Net income (loss) from investment operations(a):
Net investment loss	(0.08)		(0.19)	(0.17)	(0.18)	(0.21)	(0.22)
Net realized and unrealized gains/(losses) on investments	0.94		0.94	1.20	(0.31)	(0.06)	2.81
Total from investment operations	0.86		0.75	1.03	(0.49)	(0.27)	2.59

Distributions paid from:
Net investment income	—		(1.83)	(0.19)	—	(0.79)	(1.70)

Net asset value, end of period/year	$8.73		$7.87	$8.95	$8.11	$8.60	$9.66

Total return(b)	10.92	%(c)	8.35%	12.86%	(5.71%)	(3.04%)	29.88%

Net assets, end of period/year (in 000s)	$2,643		$2,383	$1,381	$1,789	$2,103	$651

Ratios To Average Net Assets
Ratio of expenses to average net assets before expense waiver and reimbursement(d)	2.60	%(e)	2.87%	2.94%	2.89%	3.07%	5.85%
Ratio of expenses to average net assets after expense waiver and reimbursement(d)	2.27	%(e)	2.31%	2.26%	2.25%	2.24%	2.29%
Ratio of net investment loss to average net assets(d)	(1.97	%)(e)	(2.25%)	(2.09%)	(2.23%)	(2.24%)	(2.29%)
Portfolio turnover rate	3.48	%(c)	24.17%	7.32%	6.60%	17.16%	33.12%

(a)	Per share data of net income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.

(b)	Sales loads applicable to Class A shares are not reflected in the total return.

(c)	Not annualized.

(d)	The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

North Square Evanston Multi-Alpha Fund

Notes to Financial Statements

For the six month period ended September 30, 2025 (Unaudited)

Note 1 – Organization

North Square Evanston Multi-Alpha Fund (the “Fund”) was formed on October 16, 2013, as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a closed-end, non-diversified, management investment company and commenced operations on July 1, 2014. The Fund is a “fund of funds” and emphasizes efficient allocation of investor capital, selecting investment vehicles (collectively, the “Portfolio Funds”) managed by independent investment managers (the “Portfolio Fund Managers”). The Fund’s investment objective is to seek attractive long-term risk adjusted returns. North Square Investments, LLC serves as the Fund’s investment adviser (“North Square” or the “Adviser”). Evanston Capital Management, LLC serves as the Fund’s investment sub-adviser (“ECM” or the “Sub-Adviser”). Prior to May 6, 2024, ECM was the Fund’s investment adviser. Effective as of May 6, 2024, North Square became the Fund’s investment adviser and retained ECM to become the Fund’s sub-adviser and continue managing the Fund’s portfolio.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(a) Basis of Accounting

The financial statements are prepared in accordance with US GAAP. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies.

(b) Income Recognition and Expenses

All investment transactions are recorded on the trade date. Realized gains and losses on investments in Portfolio Funds are determined using the average cost method. Interest income and expenses are recognized on an accrual basis. Income, expenses, gains and losses are allocated pro rata to each of the share classes in the Fund based on each class’s beginning net asset value (“NAV”), except those expenses that are specifically attributable to a share class are allocated solely to such class.

(c) Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

(d) Federal Income Taxes

The Fund is classified as a corporation for federal income tax purposes and qualifies to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund intends to distribute to its shareholders all of its distributable net investment income and net realized gains on investments in Portfolio Funds. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

FASB ASC Topic 740 – Income Taxes, provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion based on the largest benefit that is more than 50 percent likely to be realized. The Fund has not taken

North Square Evanston Multi-Alpha Fund

Notes to Financial Statements – Continued

For the six month period ended September 30, 2025 (Unaudited)

any tax positions that do not meet the more-likely-than-not threshold. Therefore, no additional tax expense, including any interest or penalties, was recorded for the six month period ended September 30, 2025. To the extent the Fund is required to record interest and penalties, they would be included in interest expense and other expenses, respectively, in the Statement of Operations.

Certain tax years remain subject to examination by the Internal Revenue Service and taxes associated with State and foreign jurisdictions remain subject to examination based on varying statutes of limitations.

(e) Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”), each Shareholder will automatically be a participant under the DRP and all income distributions, whether dividend distributions and/or capital gains distributions, will automatically be reinvested in the Fund. Shareholders who affirmatively choose not to participate in the DRP will receive any income distributions, whether dividend distributions and/or capital gains distributions, in cash.

(f ) Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on the last day of each month pursuant to the Adviser’s valuation policies and procedures with respect to the Fund, which have been approved by the Board.

(g) Investments in Portfolio Funds

The Fund values investments in Portfolio Funds at fair value in good faith, generally at the Fund’s pro rata interest in the net assets of these entities. Investments held by these Portfolio Funds are valued at prices that approximate fair value. The fair value of certain of the investments held by these Portfolio Funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the Portfolio Fund Managers of the respective Portfolio Funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly by these Portfolio Funds. Gain (loss) on investments in Portfolio Funds is net of all fees and allocations payable to the Portfolio Fund Managers of the Portfolio Funds.

(h) Capital Subscriptions Received in Advance

Capital subscriptions received in advance represent cash receipts from shareholders received on or prior to September 30, 2025, for which shares were issued on October 1, 2025.

(i) Line of Credit

The Fund entered into a credit agreement (the “Facility”) with an unaffiliated lender, Bank of America, N.A. (“Lender”), expiring on October 14, 2025. Subject to certain events of default and other financial conditions set forth in the Facility, the Fund is permitted to draw on the Facility in an amount equal to the lesser of (i) the maximum commitment amount and (ii) the borrowing base. Funds drawn under the Facility are generally used to finance short-term timing differences between (a) the repurchases requested from the Fund’s shareholders and redemptions requested by the Fund from its Portfolio Funds and (b) investments in the Fund’s Portfolio Funds while waiting for subscription proceeds from the Fund’s shareholders or redemption proceeds from Portfolio Funds.

Under the Facility, the fee on unused amounts is equal to 0.40% per annum and the interest rate for funds drawn is equal to either the Secured Overnight Financing Rate (“SOFR”) or one month term SOFR, as selected by the Fund, plus 1.60% per annum, in each case. There were no draws on the advances during the six months ended September 30, 2025. There was no outstanding balance under the Facility as of September 30, 2025.

Note 3 – Income Taxes

As of September 30, 2025, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Tax cost of investments	$81,337,382

Gross unrealized appreciation	8,822,546
Gross unrealized depreciation	(130,082)
Net unrealized appreciation/(depreciation) on investments	$8,692,464

North Square Evanston Multi-Alpha Fund

Notes to Financial Statements – Continued

For the six month period ended September 30, 2025 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and differences between book and tax cost basis methodolgies.

The tax basis of distributable earnings as of October 31, 2024, the Fund’s last tax year, shown below represents distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$11,993,029
Accumulated Capital and Other Losses	(7,977,170)
Unrealized Appreciation/ (Depreciation) on investments	(999,050)
Total accumulated earnings	$3,016,809

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below as of October 31, 2024, the Fund’s tax year end, between accumulated net investment loss, accumulated net realized loss from investments in Portfolio Funds and paid in capital reported on the Fund’s Statement of Assets and Liabilities as of the six months ended September 30, 2025. Such permanent reclassifications are attributable to the Fund’s net operating loss and characterization of distributions. Net assets and NAV per Share were not affected by these reclassifications. There were no permanent differences for the six months ended September 30, 2025.

Dividends and Distributions to Shareholders — Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from US GAAP. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Distribution of Income and Gains — The Fund declares and distributes dividends from net investment income and net realized gains, if any, on an annual basis. The tax character of distributions paid for the tax year ended October 31, 2024 was as follows:

October 31, 2024
Distributions paid from:
Ordinary income	$2,241,508
Total distributions paid	$2,241,508

The Fund made an additional distribution in December 2024 for $13,716,042.

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.

As of October 31, 2024, the Fund had short-term and long-term capital loss carryforwards of $1,267,486 and $6,709,684 respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Note 4 – Investments by the Fund

Portfolio Fund Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment. These fees are deducted directly from the Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. During the six month period ended September 30, 2025, the fees for these services range from 0.45% to 2.0% per annum for management fees and 9% to 26.7% for incentive fees or allocations. In certain cases, the incentive fees or allocations may be subject to a hurdle rate.

Based on the information the Adviser typically receives from the Fund’s Portfolio Funds, the Fund is unable to determine on a look-through basis if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

The Fund has no unfunded capital commitments to Portfolio Funds as of September 30, 2025.

North Square Evanston Multi-Alpha Fund

Notes to Financial Statements – Continued

For the six month period ended September 30, 2025 (Unaudited)

Note 5 – Share Capital

The Fund offered Class I Shares of beneficial interests to investors at an initial price of $10.00 per Share. As of June 1, 2015, the Fund offers two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares” and together with the Class A Shares, the “Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. All Shares issued prior to June 1, 2015 have been designated as Class I Shares in terms of rights accorded and expenses borne. Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”) serves as the distributor of the Shares, on a best efforts basis, subject to various conditions. Shares of the Fund may be purchased from the Fund or through advisers, brokers, and dealers that have entered into selling agreements with the Distributor. Shares are offered and may be purchased on a monthly basis.

The Shares are sold at the current NAV per Share as of the date on which the purchase is accepted and may be subject to an applicable sales load. Each investor will be required to represent that they are acquiring Shares directly or indirectly for the account of an eligible investor, which is limited to accredited investors as defined in Regulation D under the Securities Act of 1933, as amended. The minimum initial investment in the Fund by any eligible investor is $25,000, and the minimum additional investment in the Fund is $10,000. The Fund may accept investments for a lesser amount under certain circumstances, as determined by the Adviser. Certain selling brokers or dealers and financial advisers may impose higher minimum investment levels, or other requirements. Class A Share investments may be subject to a sales charge of up to 3.00%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the Fund. The sales load may be waived for institutional investors, employees of the Adviser, the Distributor or a financial intermediary and their affiliates and members of their immediate families, and such other persons at the discretion of the Adviser.

Because the Fund is a closed-end fund, shareholders do not have the right to require the Fund to repurchase any or all of their Shares. At the discretion of the Board, the Fund intends to provide a limited degree of liquidity to shareholders by conducting repurchase offers generally quarterly. In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Board will consider a variety of factors. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV per Share as determined as of approximately March 31, June 30, September 30, and December 31, of each year, as applicable. The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than twenty (20) business days after the commencement date of the repurchase offer and at least ten (10) business days from the date that notice of an increase or decrease in the percentage of the securities being sought or consideration offered is first published, sent, or given to shareholders. The Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5-25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, shareholders will have their Shares repurchased on a pro rata basis, and tendering shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer.

If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year then such repurchase will be subject to a 3.00% early withdrawal fee payable to the Fund. There were no withdrawal fees charged to shareholders during the period. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held longest first.

In connection with the Class A Shares of the Fund, the Fund pays the Distributor or a designee a distribution and service fee equal to 0.75% per annum of the aggregate value of the Fund’s Class A Shares outstanding, determined as of the last calendar day of each month (prior to any repurchases of Class A Shares and prior to the Management Fee being calculated) (“Distribution and Service Fee”). The Distribution and Service Fee is payable quarterly.

During the six month period ended September 30, 2025, the Board authorized and the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of the net asset value of the Fund’s Shares as of the repurchase pricing dates.

North Square Evanston Multi-Alpha Fund

Notes to Financial Statements – Continued

For the six month period ended September 30, 2025 (Unaudited)

The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement date	March 26, 2025	June 26, 2025
Repurchase request deadline	April 25, 2025	July 25, 2025
Repurchase pricing date	June 30, 2025	September 30, 2025
Value of shares repurchased	$280,663	$4,908,473
Shares repurchased	28,487	486,069

Note 6 – Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays the Adviser a quarterly fee (the “Management Fee”). The Management Fee is computed at an annual rate of 1.00% of the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month and payable quarterly (before any repurchases of Shares and prior to the Management Fee being calculated).

Pursuant to an Expense Limitation Novation and Amendment among the Fund, the Adviser and ECM, effective as of May 6, 2024, the Fund and the Adviser agreed to an expense limitation agreement (the “Expense Limitation Agreement”) on terms identical to those of a prior expense limitation agreement between ECM and the Fund (the “ECM Expense Limitation Agreement”), such that effective as of May 6, 2024, the Adviser (and not ECM) became responsible for all duties and obligations of ECM under the ECM Expense Limitation Agreement. Up to and including December 31, 2025, the Adviser has contractually agreed pursuant to the Expense Limitation Agreement to limit the total annualized operating expenses of the Fund (excluding any borrowing and investment-related costs and fees, taxes, extraordinary expenses and the fees and expenses of underlying Portfolio Funds) to 1.50% with respect to the Class I Shares and 2.25% with respect to the Class A Shares (due to the Distribution and Service Fee). Thereafter, the Expense Limitation Agreement shall automatically renew for one-year terms and may be terminated by the Adviser or the Fund upon thirty (30) days’ prior written notice to the other party. In addition, the Adviser is permitted to recover fees and expenses it has waived or borne pursuant to the Expense Limitation Agreement from the applicable class or classes of Shares (whether through reduction of its Management Fee or otherwise) in later periods to the extent that the Fund’s expenses with respect to the applicable class of Shares fall below the annual rate of 1.50% with respect to Class I Shares or 2.25% with respect to Class A Shares. The Fund, however, is not obligated to pay any such amount more than three years after the date on which the Adviser deferred a fee or reimbursed an expense. Moreover, pursuant to certain prior expense limitation agreements (each, a “Prior Expense Limitation Agreement”), the Adviser is permitted to recover fees and expenses it has waived or borne pursuant to such Prior Expense Limitation Agreement from the applicable class or classes of shares (whether through reduction of its fees or otherwise) to the extent that the Fund’s expenses with respect to the applicable class of shares fall below the annual rate set forth in such Prior Expense Limitation Agreement pursuant to which such fees and expenses were waived or borne; provided, however, that the Fund is not obligated to pay any such reimbursed fees or expenses more than three years after the date on which the fee or expense was borne by the Adviser. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. Subject to the terms and conditions of the Expense Limitation Agreement, the Sub-Adviser will continue to be entitled to recover fees and expenses it has waived or borne pursuant to the Expense Limitation Agreement for the applicable class or classes of Shares while it acted in its prior capacity as the investment adviser of the Fund.

The Adviser engages the Sub-Adviser to continue managing the Fund’s investment portfolio. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including the allocation of investments in the various Portfolio Funds, subject to oversight by the Adviser and policies adopted by the Board. The Adviser pays the Sub-Adviser one-half (½) of the net Management Fee received by the Adviser from the Fund.

North Square Evanston Multi-Alpha Fund

Notes to Financial Statements – Continued

For the six month period ended September 30, 2025 (Unaudited)

As of September 30, 2025, no amounts were recaptured. The amount subject to potential future recapture by the Adviser is $927,087. Such potential future recaptures will expire as follows:

Subject to expiration in the year ended:	Amount
March 31, 2026	$188,473
March 31, 2027	185,849
March 31, 2028	408,075
September 30, 2028	144,690
$927,087

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Fund’s fund accountant, transfer agent and administrator. The Fund’s fees incurred for fund accounting, transfer agency and fund administration for the six month period ended September 30, 2025, are reported on the Statement of Operations.

The Distributor receives compensation from the Fund and may receive a portion of the distribution service fees with respect to the Fund’s Class A Shares.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Fund’s fees incurred for compliance services for the six month period ended September 30, 2025, are reported on the Statement of Operations.

Effective May 6, 2024, the Independent Trustees are each paid an annual retainer of $20,000 by the Fund, and Trustees are reimbursed by the Fund for their travel expenses related to Board meetings. The Trustees do not receive any pension or retirement benefits from the Fund. The Fund does not pay any compensation to the Interested Trustee or the Fund’s officers.

Certain officers of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities. As of September 30, 2025, related parties of the Sub-Adviser held Shares in the Fund that comprise 0.7% of total net assets.

The Fund has entered into a Global Custody Agreement with The Bank of New York Mellon (the “Custodian”) as custodian for the Fund’s securities and other assets registered in the name of the Custodian (or its nominees). In order to secure the Fund’s obligations under the Facility, the Fund has pledged and granted a security interest to the Lender (i) in the custodial account maintained with the Custodian in which investments in Portfolio Funds are to be credited, (ii) in the Fund’s securities entitlements with respect to all investments credited to such custodial account and (iii) in other assets of the Fund.

Note 7 – Securities Transactions

Aggregate purchases and proceeds from sales of Portfolio Funds for the six month period ended September 30, 2025, amounted to $6,250,000 and $2,858,545, respectively.

Note 8 – Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such, investments in Portfolio Funds with a fair value of $86,904,281 are excluded from the fair value hierarchy as of September 30, 2025.

As of September 30, 2025, the Fund held $3,125,565 in short-term investments in two money market funds which are categorized as Level 1. In accordance with FASB ASC Topic 820, Fair Value Measurement, Level 1 refers to identical securities traded in an active market. Such securities are traded on national exchanges and are valued at the closing sales price or, if there are no sales, at the latest bid quotations.

North Square Evanston Multi-Alpha Fund

Notes to Financial Statements – Continued

For the six month period ended September 30, 2025 (Unaudited)

Note 9 – Risk Factors

Below is a discussion of some, but not all of the risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies, and principal risks.

Fund of Funds Investment Risk. The Fund’s fund-of-funds investment approach is subject to various investment-related types of risks, including market risk, strategy risk, and manager risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of riskier assets, and contraction of available credit or other financing sources.

Illiquidity and Non-Transferability of Shares. The Fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The Fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. Because the Fund is a closed-end investment company, Shares in the Fund may not be tendered for repurchase on a daily basis, and they may not be exchanged for shares of any other fund.

Risks of Portfolio Funds. By virtue of its investments in the Portfolio Funds, the Fund has exposure to the underlying risks of those funds including the following risks which are described in the Prospectus: Event - Driven Strategies Risk, Long/Short Equities Strategy Risk, Relative Value Strategies Risk, and Global Asset Allocation Strategies Risk.

Additional Factors. For the six month period ended September 30, 2025, the Fund had no direct commitments to purchase or sell securities, financial instruments, or commodities relating to derivative financial instruments. The Fund may have indirect commitments that arise through positions held by Portfolio Funds in which the Fund invests. However, as a shareholder in these Portfolio Funds, the Fund’s risk is limited to the current value of its investment, which is reflected in the Statement of Assets and Liabilities and the Schedule of Investments.

The Adviser has no knowledge of any financial institution, brokerage firm, or other trading counterparty with which the Fund had a concentration of direct credit risk relating to any direct trading activity for the six month period ended September 30, 2025.

The Fund and the Portfolio Funds may be involved in certain legal actions in the ordinary course of their businesses. The Adviser is not currently aware of any such actions that will have a material adverse effect on the net assets or results of the operation of the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements, if any, is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 10 – Subsequent Events

The Fund announced that the Board had approved a tender offer to purchase up to 15% of the net asset value of the Fund’s Class A Shares and Class I Shares to be calculated at a price equal to the Fund’s Class A Shares and Class I Shares net asset value as of July 31, 2025. The Fund commenced its tender offer on September 26, 2025 and the expiration of the tender offer was on October 27, 2025. The Fund is offering to repurchase shares as of the December 31, 2025 valuation date in an amount up to $13,278,452.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

NSI Holdco, LLC, the parent company of the Adviser, has entered into a binding agreement to be acquired by Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc. (the “Transaction”). The Transaction is expected to close on January 1, 2026, subject to regulatory approvals and customary closing conditions.

The closing of the Transaction would be deemed a change of control of the Adviser, which would cause an “assignment” under the 1940 Act of the Fund’s current investment advisory agreement with the Adviser (the “Current Advisory Agreement”) and of the sub-advisory agreement between the Adviser and ECM, resulting in their automatic termination effective as of the closing of the Transaction.

North Square Evanston Multi-Alpha Fund

Notes to Financial Statements – Continued

For the six month period ended September 30, 2025 (Unaudited)

In connection with the Transaction, the Adviser will not continue to serve as the Adviser to the Fund upon the termination of the Current Advisory Agreement. The Board has, therefore, determined that it would be in the best interest of the Fund and its shareholders if ECM were to resume its prior role as the investment adviser to the Fund and continue to provide portfolio management services to the Fund (the “Proposed Transition”). At a special Board meeting held on October 15, 2025, the Board approved a new investment advisory agreement between the Fund and ECM, with substantially identical terms to the Current Advisory Agreement with the Adviser, including with respect to the Fund’s management fee, that would take effect upon approval by shareholders. The Fund’s new investment advisory agreement will be voted upon at a special meeting of shareholders of the Fund scheduled for January 29, 2026. The Fund has mailed a proxy statement with additional information on the Proposed Transition and the investment advisory agreement to each shareholder of record October 15, 2025.

The Board has also approved an interim advisory agreement that will allow ECM to serve as investment adviser to the Fund on a temporary basis for the period between the closing of the Transaction and shareholder approval of the New Advisory Agreement. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement.

ECM has also agreed to a new expense limitation agreement which will contain the same terms and expense cap as the current expense limitation agreement with respect to the Fund, which will remain in effect from the effective date of the new advisory agreement through at least August 1, 2026. ECM does not anticipate an increase in expenses of the Fund as a result of the Proposed Transition. The same portfolio managers would continue to be responsible for the day-to-day management of the Fund’s portfolio, and the Fund’s investment objective and strategies would remain the same following the Proposed Transition.

North Square Evanston Multi-Alpha Fund

Supplemental Information (Unaudited)

Additional Information

Proxy Voting

A description of the Fund’s proxy voting policies and procedures and the Fund’s portfolio securities voting record during the prior twelve month period ending June 30 of each year is available without charge, upon request, by calling the Fund at 1-833-821-7800, on or through the Fund’s website at https://www.northsquareinvest.com, and on the SEC web site at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-PORT”)

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the SEC on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

North Square Evanston Multi-Alpha Fund

Adviser

North Square Investments, LLC
200 West Madison Street, Suite 2610
Chicago, Illinois 60606

Sub-Adviser Evanston Capital Management, LLC 1560 Sherman Avenue, Suite 960 Evanston, Illinois 60201
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, Ohio 44115

Custodian

Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Fund Administrator, Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable – disclosed with annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable – disclosed with annual report.

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(c)	Not applicable.

(d)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	North Square Evanston Multi-Alpha Fund

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	12/07/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	12/07/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/07/2025